INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation income tax expense (benefit)

The reconciliation of income tax expense (benefit) at the PRC statutory rate of 21% to the Company’s effective tax is as follows:

	Year Ended June 30,
	2018	2017

PRC Statutory rate	$(401,036)	$(298,305)
Change in valuation allowance	401,036	298,305
Effective tax	$—	$—

Schedule of provisions for income taxes

The provisions for income taxes are summarized as follows:

	Year ended June 30, 2018	Year ended June 30, 2017
Current	$—	$—
Deferred	401,036	298,305
Change in valuation allowance	(401,036)	(298,305)
Total	$—	$—

Schedule of net deferred tax asset

The Company’s net deferred tax asset as of June 30, 2018 and June 30, 2017 is as follows:

	June 30, 2018	June 30, 2017
Deferred tax asset	$986,095	$585,059
Valuation allowance	(986,095)	(585,059)
Net deferred tax asset	$—	$—